Financial risk management - Credit Quality of Financial Assets (Details) - Financial assets neither past due nor impaired - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Time deposits | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	$ 1,061,262	$ 1,316,797
Time deposits | Banco Santander | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	104,542
Time deposits | Banco Santander | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	415,851	100,083
Time deposits | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	1,003	1,001
Time deposits | Banco Crédito e Inversiones | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	174,684	74,459
Time deposits | Banco Estado | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	104,084
Time deposits | Banco Estado | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	90,975
Time deposits | Banco de Chile | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	6,307	4,460
Time deposits | Scotiabank Chile | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	106,564
Time deposits | Scotiabank Chile | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	240,164
Time deposits | Banco Santander- Santiago | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		6,318
Time deposits | Corpbanca | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		5,014
Time deposits | Scotiabank Sud Americano | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		6,752
Time deposits | Scotiabank Sud Americano | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		319,128
Time deposits | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets		5,031
Time deposits | Banco Morgan Stanley | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		5,590
Time deposits | Banco Itaú CorpBanca | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	66,166	372,061
Time deposits | Bank of Nova Scotia | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	51,025	353,592
Time deposits | KBC Bank | Over 90 days
Financial Risk Management [Line Items]
Total financial assets	22,397
Time deposits | Sumitomo Mitsui Banking | Over 90 days
Financial Risk Management [Line Items]
Total financial assets		91,884
Investment fund | Banco Crédito e Inversiones | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	4,997
Investment fund | JP Morgan US dollar Liquidity Fund Institutional | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	1,974	22,845
Investment fund | Legg Mason - Western Asset Institutional cash reserves | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	122,337	312,924
Time Deposits And Investment Fund | Up to 90 days
Financial Risk Management [Line Items]
Total financial assets	$ 451,808	$ 364,345